AXA PREMIER VIP TRUST

SUPPLEMENT DATED JUNE 20, 2013 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2013, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a portfolio manager change for the Multimanager Aggressive Equity Portfolio (the “Portfolio”).

*****

Effective immediately, the following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: AllianceBernstein L.P. – Portfolio Managers” of the Prospectus:

Portfolio Manager: The individual primarily responsible for the management of a portion of the Index Allocated Portion of the Portfolio is:

Name	Title	Date Began Managing a Portion of the Portfolio
Judith DeVivo	Senior Vice President and Portfolio Manager	December 2009

Portfolio Managers: The members of the team that are jointly and primarily responsible for the management of a portion of the Active Allocated Portion of the Portfolio are:

Name	Title	Date Began Managing a Portion of the Portfolio
Daniel C. Roarty, CFA	Senior Vice President and Team Leader	June 2013
Amy Raskin	Director of Research and Portfolio Manager	June 2013

*****

The following information hereby replaces in its entirety the information regarding AllianceBernstein L.P. under the section entitled “More Information About the Manager and the Sub-Advisers – Multimanager Aggressive Equity Portfolio” of the Prospectus:

Portfolio Managers

Daniel C. Roarty, CFA

Amy Raskin

Judith DeVivo

The management of and investment decisions for an Active Allocated Portion of the Portfolio are made by Daniel C. Roarty and Amy Raskin.

Mr. Roarty was appointed Team Leader of AllianceBernsteins’s Global Growth and Thematic team in 2013. He joined AllianceBernstein L.P. in May 2011 and was named sector head for the technology sector on the Global/International Research Growth Team on July 1, 2011, and team leader for that team in early 2012. Mr. Roarty previously spent nine years at Nuveen Investments, where he co-managed a large-cap growth strategy and a multi-cap growth strategy.

Ms. Raskin is Director of Research and Portfolio Manager for AllianceBernstein’s Global Growth and Thematic team. She has led the firm’s Thematic research effort and has been a member of the Thematic Investment Advisory

Committee since 2003. Ms. Raskin has also served as Director of Global Growth Equity Research since 2009 and CIO of AllianceBernstein Venture Capital Funds since 2008. She joined AllianceBernstein in 2000 as a U.S. Growth Equity analyst covering networking and telecom equipment.

The management of and investment decisions for the Index Allocated Portion of the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team (“Passive Team”), which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager for the Passive Team, is primarily responsible for the day-to-day management of an Index Allocated Portion of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Mid Cap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

*****

Effective immediately, the information regarding Catherine Wood in the section entitled “Who Manages the Portfolio – Sub-adviser: AllianceBernstein L.P. – Portfolio Manager” of the Prospectus is hereby deleted in its entirety.

*****

Effective immediately, the information regarding Catherine Wood contained in the section entitled “Appendix B – Portfolio Manager Information – Multimanager Aggressive Equity Portfolio” of the SAI is hereby deleted in its entirety.

*****

Effective immediately, the following information is added to the chart in “Appendix B – Portfolio Manager Information – Multimanager Aggressive Equity Portfolio.” Information with respect to Catherine Wood be and hereby is deleted in its entirety.

Multimanager Aggressive Equity Portfolio (“Fund”)
Portfolio Manager

Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of March 31, 2013

							Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number Of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
AllianceBernstein L.P. (“Adviser”)
Daniel Roarty	41	$14.8 Billion	216	$26.3 Billion	38	$10.8 Billion	0	N/A	3	$244 Million	1	$28 Million
Amy Raskin	47	$15.5 Billion	228	$27.2 Billion	170	$11.0 Billion	0	N/A	2	$173 Million	1	$28 Million

Ownership of Securities of the Fund as of March 31, 2013

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001-$100,000	$100,001- $500,000	$500,000-$1,000,000	over $1,000,000
Daniel Roarty	X
Amy Raskin	X

*****